FAIR VALUE MEASUREMENTS (Details 1) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015
Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	$ 3.7	$ 1.1	$ 2.3
Derivative Liability	6.5	1.6	3.1
Interest Rate Swap | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0.0	0.0	0.0
Derivative Liability	0.0	0.0	0.0
Interest Rate Swap | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	3.7	1.1	2.3
Derivative Liability	6.5	1.6	3.1
Interest Rate Swap | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0.0	0.0	0.0
Derivative Liability	0.0	0.0	0.0
Commodity Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	3.1	11.6	8.8
Commodity Contract | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	0.0	0.0	0.0
Commodity Contract | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	3.1	11.6	8.8
Commodity Contract | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	0.0	0.0	$ 0.0
Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0.1	0.1
Derivative Liability	2.1
Foreign Exchange Contract | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0.0	0.0
Derivative Liability	0.0
Foreign Exchange Contract | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0.1	0.1
Derivative Liability	2.1
Foreign Exchange Contract | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0.0	$ 0.0
Derivative Liability	$ 0.0